Revenues	12 Months Ended
Jun. 30, 2024
Revenues [Abstract]
Revenues

22. Revenues

a) Operating sales

	2024	2023	2022
Sales of grains	420,072	593,787	727,875
Sales of cotton	79,800	39,600	26,109
Sales of sugarcane	239,313	247,260	379,242
Sales of beef cattle	31,362	26,262	32,773
Lease	17,833	17,997	15,047
Other revenues	7,400	5,542	9,368
Gross operating revenue	795,780	930,448	1,190,414

Sales deductions
Taxes on sales	(24,654)	(27,076)	(22,277)
Net revenue	771,126	903,372	1,168,137

b) Sale of farms

	2024	2023	2022
Sale of farm	421,549	544,995	461,615
Adjustment to present value	(127,024)	(99,566)	(145,441)
Gross revenue from sale of farm	294,525	445,429	316,174

Sales taxes	(10,751)	(14,811)	(7,973)
Cost of sale of farm	(35,399)	(84,553)	(56,667)

Gain from sale of farm	248,375	346,065	251,534
Selling expenses	(5,787)	(189)	(6,553)
Income tax and social contribution	(9,072)	(17,490)	(11,110)
Net gain from sale of farms	233,516	328,386	233,871

In compliance with the obligations related to the sale of farms in previous years, a net revenue of R$5,165 related to the the official measurement of Jatobá Farm (R$902 Rio do Meio I Farm in June 2023). This condition refers to the variable consideration concept established in IFRS15 – Revenue from client agreement.